Allstate Life Insurance Company of New York
2940 S. 84th Street
Lincoln, Nebraska 68506
Direct Dial Number (402) 975-6370
Facsimile (877) 511-5879
E-Mail sekar@allstate.com

May 4, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Allstate Life of New York Variable Life Separate Account A (“Registrant”)
1933 Act File No. 333-100934
1940 Act File No. 811-21250

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that:

(1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment (“Amendment”) to the above-referenced registration statement; and

(2) Registrant electronically filed the text of the Amendment with the Commission.

Sincerely,

/s/ Sonya S. Ekart
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Sonya S. Ekart
Senior Attorney